COLUMBIA U.S. TREASURY INDEX FUND
                                  (the "Fund")

                     SERIES OF COLUMBIA FUNDS SERIES TRUST I

               Supplement to the Prospectuses dated August 1, 2006


     The section captioned "Portfolio Manager" is removed and replaced in its entirety by the following disclosure:


PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

David Lindsay, a director of Columbia Advisors, is a co-manager for the Fund and has managed or co-managed the Fund since July, 1994. Mr. Lindsay has been associated with Columbia Advisors or its predecessors since 1986.

Brian Drainville, a director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2007. Mr. Drainville has been associated with Columbia Advisors or its predecessors since 1996.

Effective August 1, 2007, Mr. Lindsay will no longer co-manage the Fund. Mr. Drainville will become the sole manager for the Fund at that time.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.











INT-47/130884-0507                                                  May 4, 2007

                    COLUMBIA U.S. TREASURY INDEX FUND
                                (the "Fund")

                  SERIES OF COLUMBIA FUNDS SERIES TRUST I

     Supplement to the Statement of Additional Information dated August 1, 2006

     The following information as it pertains to the Fund is revised by adding information relating to Mr. Brian Drainville as co-manager of the Fund:

o The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager":


----------------------- -------------------------------- ------------------------------ ------------------------------

  Portfolio Manager          Other SEC-registered           Other pooled investment            Other accounts
                         open-end and closed-end funds             vehicles

----------------------- -------------------------------- ------------------------------ ------------------------------
----------------------- --------------- ---------------- ----------------- ------------ ------------ -----------------
                                                              Number
                            Number
                              of                                of                       Number of
                           accounts         Assets           accounts        Assets      accounts         Assets
----------------------- --------------- ---------------- ----------------- ------------ ------------ -----------------
----------------------- --------------- ---------------- ----------------- ------------ ------------ -----------------
Brian Drainville              1          $1.7 billion           12         $3 billion       73          $4 billion
----------------------- --------------- ---------------- ----------------- ------------ ------------ -----------------

Account information is provided as of January 31, 2007.



o The following is added to the table under the heading "Ownership of Securities":


------------------------------------------------------ -----------------------------------------------------
                                                                Dollar Range of Equity Securities
                  Portfolio Manager                               in the Fund Beneficially Owned

------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Brian Drainville                                                               None
------------------------------------------------------ -----------------------------------------------------

Account information is provided as of January 31, 2007.


o The following is added to the table under the heading "Compensation":


-------------------------------- ------------------------------------------- -----------------------------------------
       Portfolio Manager                   Performance Benchmark                            Peer Group
-------------------------------- ------------------------------------------- -----------------------------------------
-------------------------------- ------------------------------------------- -----------------------------------------
Brian Drainville                     Citigroup Bond U.S. Treasury Index        Lipper General U.S. Treasury Category

-------------------------------- ------------------------------------------- -----------------------------------------










INT-50/130883-0507                                                  May 4, 2007